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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/01

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Arbor Capital LP
Address:  One Sansome Street. Suite 2900
          San Francisco, CA 94104

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Befumo
Title:    Account Executive
Phone:    (212) 251-3133

Signature, Place, and Date of Signing:


        /s/ Robert Befumo                   New York, NY            5/10/01
------------------------------------   -----------------------  ----------------
           [Signature]                      [City, State]            [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total (thousands): $

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     NONE

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FORM 13F-HR                                                      3/31/01       1
REPORTING MANAGER: ING BARINGS LLC
CIK:0001105318
COMPANY: ARBOR CAPITAL MGMT LLC
VALUATION CURRENCY:USD
                                                                 PAGE          1
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--------------------   ---------  ---------  -------------  -------------  --------------------  --------  ------------------------

                                             VALUATION      CURRENCY: USD

ITEM 1                 ITEM 2     ITEM 3     ITEM 4         ITEM 5               ITEM 6          ITEM 7             ITEM 8

NAME OF ISSUER         TITLE      CUSIP      FAIR           SHARES OF            INVEST. DISC.   MANAGERS           VOTING

                       OF         NUMBER     MARKET         PRINCIPAL                                               AUTHORITY

                       CLASS                 VALUE          AMOUNT         SOLE  SHARED  OTHER             SOLE     SHARED   NONE

                                                                           (A)   (B)     (C)               (A)      (B)      (C)
--------------------   ---------  ---------  -------------  -------------  ----  ------  ------  --------  -------  -------  ------

INTERWOVEN INC         OTC EQ     46114T102        201,250      20,000 N   X                      ARBO      20,000

MERCK & CO INC         COMMON     589331107      1,518,000      20,000 N   X                      ARBO      20,000

VERITAS SOFTWARE CORP  OTC EQ     923436109     13,872,000     300,000 N   X                      ARBO     300,000
                       --                    -------------

PAGE COLUMN TOTAL      S                        15,591,250
                       --                    -------------

AGGREGATE COLUMN       TOTALS                   15,591,250
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